Document and Entity Information - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	May 01, 2017	Jun. 30, 2016
Document Documentand Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Entity Registrant Name	CAESARS ENTERTAINMENT Corp
Entity Central Index Key	0000858339
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		148,721,371
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 444
Entity Well-known Seasoned Issuer	No
Trading Symbol	CZR
Amendment Description	Amendment No. 2